Balances with Related Parties (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Q.Cells Japan USD ($)	Dec. 31, 2013 Q.Cells Japan CNY	Dec. 31, 2012 Q.Cells Japan CNY	Dec. 31, 2013 Hanwha Q.Cells GmbH USD ($)	Dec. 31, 2013 Hanwha Q.Cells GmbH CNY	Dec. 31, 2012 Hanwha Q.Cells GmbH CNY	Dec. 31, 2013 Hanwha Q.Cells Canada [Member] USD ($)	Dec. 31, 2013 Hanwha Q.Cells Canada [Member] CNY	Dec. 31, 2013 Q.Cells Korea USD ($)	Dec. 31, 2013 Q.Cells Korea CNY	Dec. 31, 2012 Q.Cells Korea CNY	Dec. 31, 2013 Hanwha Chemical USD ($)	Dec. 31, 2013 Hanwha Chemical CNY	Dec. 31, 2012 Hanwha Chemical CNY	Dec. 31, 2013 Hanwha Corporation USD ($)	Dec. 31, 2013 Hanwha Corporation CNY	Dec. 31, 2012 Hanwha Corporation CNY	Dec. 31, 2013 Hanwha Europe GmbH USD ($)	Dec. 31, 2013 Hanwha Europe GmbH CNY	Dec. 31, 2012 Hanwha Europe GmbH CNY	Dec. 31, 2013 Komodo Enterprise Inc. USD ($)	Dec. 31, 2013 Komodo Enterprise Inc. CNY	Dec. 31, 2012 Komodo Enterprise Inc. CNY	Dec. 31, 2013 Hanwha International LLC. USD ($)	Dec. 31, 2013 Hanwha International LLC. CNY	Dec. 31, 2012 Hanwha International LLC. CNY	Dec. 31, 2012 Hancomm, Inc. CNY	Dec. 31, 2013 Others USD ($)	Dec. 31, 2013 Others CNY	Dec. 31, 2012 Others CNY	Dec. 31, 2013 Hanwha L&C Corporation USD ($)	Dec. 31, 2013 Hanwha L&C Corporation CNY	Dec. 31, 2012 Hanwha L&C Corporation CNY	Dec. 31, 2013 Hanwha Living And Creative Alabama USD ($)	Dec. 31, 2013 Hanwha Living And Creative Alabama CNY	Dec. 31, 2013 Hanwha TechM Co., Ltd. USD ($)	Dec. 31, 2013 Hanwha TechM Co., Ltd. CNY	Dec. 31, 2012 Hanwha TechM Co., Ltd. CNY	Dec. 31, 2013 Hanwha L&C Trading (Shanghai) Co., Ltd. USD ($)	Dec. 31, 2013 Hanwha L&C Trading (Shanghai) Co., Ltd. CNY	Dec. 31, 2012 Hanwha L&C Trading (Shanghai) Co., Ltd. CNY	Dec. 31, 2013 Food1st Food Culture Co., Ltd. USD ($)	Dec. 31, 2013 Food1st Food Culture Co., Ltd. CNY	Dec. 31, 2012 Food1st Food Culture Co., Ltd. CNY	Dec. 31, 2012 Hanwha S&C Co., Ltd. CNY	Dec. 31, 2012 Hanwha L&C Canada Inc. CNY
Related Party Transaction [Line Items]
Amount due from related parties, Current	$ 87,669,000	530,732,000	420,610,000	$ 34,018,000	205,935,000	130,008,000	$ 26,786,000	162,156,000		$ 15,719,000	95,156,000	$ 10,170,000	61,569,000	137,288,000	$ 780,000	4,721,000	4,868,000	$ 188,000	1,146,000	15,312,000	$ 4,000	26,000	94,215,000	$ 2,000	13,000	23,101,000			14,844,000	884,000	$ 2,000	10,000	90,000
Amount due to related parties	$ 42,128,000	255,033,000	72,045,000	$ 2,504,000	15,158,000		$ 2,122,000	12,847,000	6,388,000						$ 717,000	4,340,000	4,475,000	$ 15,707,000	95,086,000					$ 2,000	13,000		$ 9,811,000	59,390,000	2,241,000	2,016,000				$ 7,464,000	45,185,000	49,207,000	$ 3,037,000	18,388,000	$ 591,000	3,577,000	717,000	$ 170,000	1,033,000	3,682,000	$ 3,000	16,000	232,000	1,738,000	1,349,000